Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Financial Instruments
Schedule of financial instruments, measured at fair value

The following table sets forth the financial instruments, measured at fair value, by level within the fair value hierarchy as of December 31, 2018 (in thousands):

	Fair Value Measurements
		(RMB)
		Quoted Prices in
		Active Market	Significant Other
		for Identical	Observable
		Assets	Inputs
	Total	(Level 1)	(Level 2)
Time deposits-short term	32,900,287	32,900,287	—
Time deposits-long term	100,000	100,000	—
Equity investments with readily determinable fair values	612,465	612,465	—
Short-term investments	11,674,775	—	11,674,775
Total	45,287,527	33,612,752	11,674,775

The following table sets forth the financial instruments, measured at fair value, by level within the fair value hierarchy as of December 31, 2019 (in thousands):

	Fair Value Measurements
		(RMB)
		Quoted Prices in
		Active Market	Significant Other
		for Identical	Observable
		Assets	Inputs
	Total	(Level 1)	(Level 2)
Time deposits-short term	53,487,075	53,487,075	—
Time deposits-long term	2,360,000	2,360,000	—
Equity investments with readily determinable fair values	3,551,545	3,551,545	—
Short-term investments	15,312,595	—	15,312,595
Total	74,711,215	59,398,620	15,312,595